Capital management	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Capital management [Text Block]
23.	Capital management

The Company’s objectives in managing capital are to ensure that the Company has the financial capacity to support its operations with sufficient capability to manage unforeseen operational or industry developments, ensure the Company has the capital and capacity to support the long-term growth strategies of the JV, and to provide returns for shareholders and benefits for other stakeholders. The Company defines capital that it manages as total common shareholders’ equity, being a total of $308.9 million as at December 31, 2018 (December 31, 2017 - $431.9 million).

The Company is not subject to externally imposed capital requirements or covenants.

The Company manages its capital structure and makes adjustments to it in light of general economic conditions, the risk characteristics of the underlying assets and the Company’s working capital requirements associated with ongoing operations and corporate development plans. In order to maintain or adjust its capital structure, the Company filed a short-form base shelf prospectus on January 15, 2018, which allows the Company to offer up to $300 million of common shares, warrants, subscription receipts, debt securities and units, or any combination thereof, from time to time over a 25-month period. The specific terms of any offering of securities will be subject to approval by the Company’s Board of Directors and the terms of such offering will be set forth in a shelf prospectus supplement. The Company does not currently pay out dividends. The Board of Directors reviews and approves any material transactions out of the ordinary course of business, including proposals on acquisitions or other major investments or divestitures, as well as capital and operating budgets. The Company’s investment policy is to invest its cash in highly liquid short-term interest-bearing investments with maturities of 90 days or less from the original date of acquisition.

The Company has not made any changes to its policies and processes for managing capital during the year.